SUPPLEMENTAL CASH FLOW INFORMATION (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisitions of property and equipment - Credited to trade payables	Rp 5,459	Rp 4,275	Rp 5,525
Acquisitions of property and equipment - Advance paid		2,837
Acquisitions of property and equipment - Credited to obligations under finance leases		201	518
Acquisitions of property and equipment - Interest capitalization	99	270	328
Acquisitions of intangible assets: Credited to trade payables	Rp 684	Rp 235	Rp 846